CONCENTRATION OF RISKS (Narrative) (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2012 item	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Number of entities approved by the MOF to conduct online sales of sports lottery products	2
Service Fees [Member] | Concentration of suppliers [Member]
Concentration Risk [Line Items]
Percentage of service fees		79.10%	87.30%	98.30%
Service Fees [Member] | Concentration of serviced lottery products [Member]
Concentration Risk [Line Items]
Percentage of service fees		93.20%	95.90%	88.00%